PENSION	12 Months Ended
Dec. 31, 2015
PENSION [Abstract]
PENSION

29.         PENSION

The Group's pension plan includes retirement benefit obligations of $6.5 million and other employee benefit obligations of $0.2 million. The retirement benefit obligation activity is as follows:

In millions of $	As of December 31, 2015

Beginning balance	-
Current service cost	2.1
Salary	(0.4)
Transferred-in from affiliated company	6.4
Transferred-out to affiliated company	(1.4)
Effect of foreign currency translation	(0.2)

Ending Balance	6.5

The assumed discount rate used in the accounting of the pension plan is 3.0%, and the estimated salary increasing rate is 5.1%.